Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2021
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and Evaluation Assets	EXPLORATION AND EVALUATION ASSETS

	December 31, 2021	December 31, 2020
Balance, beginning of year	$191,865	$320,210
Capital expenditures	3,298	4,490
Property acquisitions	1,100	—
Divestitures	(166)	—
Property swaps	408	468
Impairment	—	(113,058)
Exploration and evaluation expense (1)	(15,212)	(14,011)
Transfers to oil and gas properties (note 6)	(7,727)	(8,585)
Foreign currency translation	(742)	2,351
Balance, end of year	$172,824	$191,865
(1)Exploration and evaluation expense balance consists of land expiries as at December 31, 2021.

At December 31, 2021, there were no indicators of impairment or impairment reversal for exploration and evaluation assets in any of the Company's CGUs.

At March 31, 2020, the Company identified indicators of impairment for the exploration and evaluation assets within each of its six CGUs. The estimated recoverable amount was below the carrying value of the exploration and evaluation assets in the Conventional, Peace River, Lloydminster, Viking and Eagle Ford CGUs and an impairment loss of $127.9 million was recorded at March 31, 2020. The recoverable amount of each CGU was based on its "FVLCD" and was estimated with reference to arm's length transactions in comparable locations and the discounted cash flows associated with the Company's future development plans. The following table indicates the impairment loss booked for each CGU at March 31, 2020.

Impairment at March 31, 2020
Conventional CGU	$4,000
Peace River CGU	20,000
Lloydminster CGU	42,000
Viking CGU	13,000
Eagle Ford CGU	48,861
$127,861

At December 31, 2020, the Company estimated the recoverable amount of the exploration and evaluation assets within each of its six CGUs due to the ongoing volatility in future oil and natural gas prices. The recoverable amount supported the carrying amount for the Conventional, Peace River, Lloydminster, and Duvernay CGUs and no impairment loss or impairment reversal was recorded. The recoverable amount for the Viking and Eagle Ford CGUs exceeded their carrying amounts which resulted in an impairment reversal of $14.8 million at December 31, 2020. The recoverable amount of each CGU was based on its FVLCD and was estimated with reference to arm's length transaction in comparable locations and the discounted cash flows associated with the Company's future development plans. The following table indicates the impairment reversal booked for the Viking and Eagle Ford CGUs at December 31, 2020.

Impairment reversal at December 31, 2020
Viking CGU	$2,000
Eagle Ford CGU	12,803
$14,803